Restructuring (Detail: Text value)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Jun. 30, 2022
Organizational Changes
Release of Provisions in Restructuring due to partial reversal in PB		€ 43
Partial release of Provisions for restructuring from ongoing review of assumptions in 2Q2022	€ 36
Total Full Time Equivalent Staff Reduced Organizational Changes			331